Expense Example	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years	Prospectus #2 Eaton Vance Stock Fund Class A 1 Year	Prospectus #2 Eaton Vance Stock Fund Class A 3 Years	Prospectus #2 Eaton Vance Stock Fund Class A 5 Years	Prospectus #2 Eaton Vance Stock Fund Class A 10 Years	Prospectus #2 Eaton Vance Stock Fund Class C 1 Year	Prospectus #2 Eaton Vance Stock Fund Class C 3 Years	Prospectus #2 Eaton Vance Stock Fund Class C 5 Years	Prospectus #2 Eaton Vance Stock Fund Class C 10 Years	Prospectus #2 Eaton Vance Stock Fund Class I 1 Year	Prospectus #2 Eaton Vance Stock Fund Class I 3 Years	Prospectus #2 Eaton Vance Stock Fund Class I 5 Years	Prospectus #2 Eaton Vance Stock Fund Class I 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class A 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class I 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 10 Years
USD ($)	595	743	905	1,373	250	465	803	1,554	47	148	258	579	609	788	982	1,541	265	511	881	1,721	63	199	346	774	620	841	1,080	1,765	276	566	981	1,943	75	255	451	1,016	416	609	818	1,420	68	214	373	835